PORTFOLIO OF INVESTMENTS
as of March 31, 2024 (Unaudited)

VY
®
T. Rowe Price
Capital Appreciation Portfolio
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK : 62.3%
Communication Services : 4.0%
1,546,763
(1)
Alphabet, Inc. - Class A
$ 233,452,939
2.8
211,553
(2)
Meta Platforms, Inc. -
Class A
102,725,906
1.2
336,178,845
4.0
Consumer Discretionary : 4.3%
1,093,380
(1)(2)
Amazon.com, Inc.
197,223,885
2.3
218,117
(2)
Hilton Worldwide
Holdings, Inc.
46,526,537
0.6
94,800
McDonald's Corp.
26,728,860
0.3
644,306
(2)
Yum! Brands, Inc.
89,333,027
1.1
359,812,309
4.3
Energy : 2.9%
2,244,517
(3)
Canadian Natural
Resources Ltd.
171,301,537
2.1
794,600
(3)
Chesapeake Energy
Corp.
70,584,318
0.8
241,885,855
2.9
Financials : 4.4%
63,600  Arthur J Gallagher &
Co.
15,902,544
0.2
110,200  Goldman Sachs Group,
Inc.
46,029,438
0.5
693,795  Intercontinental
Exchange, Inc.
95,348,247
1.1
485,707
KKR & Co., Inc.
48,852,410
0.6
359,465
(2)
Marsh & McLennan
Cos., Inc.
74,042,601
0.9
464,200
Morgan Stanley
43,709,072
0.5
296,532  PNC Financial Services
Group, Inc.
47,919,571
0.6
371,803,883
4.4
Health Care : 12.7%
438,218
(2)
AbbVie, Inc.
79,799,498
1.0
64,600
(1)(3)
Argenx SE, ADR
25,434,312
0.3
937,890
(1)
Avantor, Inc.
23,981,847
0.3
678,065  Becton Dickinson and
Co.
167,787,184
2.0
245,306
(1)
Biogen, Inc.
52,895,333
0.6
439,096
Danaher Corp.
109,651,053
1.3
98,200
Eli Lilly & Co.
76,395,672
0.9
737,550
(2)
GE Healthcare, Inc.
67,050,671
0.8
59,500
Humana, Inc.
20,629,840
0.3
1,516,455
PerkinElmer, Inc.
159,227,775
1.9
160,530
Teleflex, Inc.
36,307,070
0.4
75,648  Thermo Fisher
Scientific, Inc.
43,967,374
0.5
406,213  UnitedHealth Group,
Inc.
200,953,571
2.4
1,064,081,200
12.7
Industrials : 8.8%
208,863
AMETEK, Inc.
38,201,043
0.5
11,972,117
(1)
Aurora Innovation, Inc.
33,761,370
0.4
13,256
(2)
Equifax, Inc.
3,546,245
0.0
2,258,433
(2)
Fortive Corp.
194,270,407
2.3
614,123
Ingersoll Rand, Inc.
58,310,979
0.7
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Industrials: (continued)
36,900  Northrop Grumman
Corp.
$ 17,662,554
0.2
89,077
Republic Services, Inc.
17,052,901
0.2
956,682
RTX Corp.
93,305,195
1.1
1,344,518
Veralto Corp.
119,204,966
1.4
969,827
Waste Connections, Inc.
166,819,942
2.0
742,135,602
8.8
Information Technology : 18.3%
121,100
(1)
Advanced Micro
Devices, Inc.
21,857,339
0.3
736,193
Apple, Inc.
126,242,376
1.5
164,112
Intuit, Inc.
106,672,800
1.3
47,189
KLA Corp.
32,964,820
0.4
43,789
Lam Research Corp.
42,544,079
0.5
201,439  Mastercard, Inc. - Class
A
97,006,979
1.1
995,088
(2)
Microsoft Corp.
418,653,423
5.0
173,700
NVIDIA Corp.
156,948,372
1.9
131,902  NXP Semiconductors
NV
32,681,359
0.4
471,463
(1)
PTC, Inc.
89,078,219
1.1
228,114
(2)
Roper Technologies,
Inc.
127,935,456
1.5
349,767
(2)
Salesforce, Inc.
105,342,825
1.2
209,598
(1)
Teledyne Technologies,
Inc.
89,984,613
1.1
296,512
(2)
Visa, Inc. - Class A
82,750,569
1.0
1,530,663,229
18.3
Materials : 1.5%
154,510
Linde PLC
71,742,083
0.9
83,100  Martin Marietta
Materials, Inc.
51,018,414
0.6
122,760,497
1.5
Real Estate : 0.3%
102,399  SBA Communications
Corp.
22,189,863
0.3
Utilities : 5.1%
1,123,679
Ameren Corp.
83,107,299
1.0
2,965,619
CenterPoint Energy, Inc.
84,490,485
1.0
274,474
CMS Energy Corp.
16,561,761
0.2
557,240
DTE Energy Co.
62,488,894
0.7
1,162,949
Essential Utilities, Inc.
43,087,260
0.5
2,404,612
Exelon Corp.
90,341,273
1.1
1,073,471
NiSource, Inc.
29,692,208
0.4
202,501  WEC Energy Group,
Inc.
16,629,382
0.2
426,398,562
5.1
Total Common Stock
(Cost $4,193,625,686)
5,217,909,845
62.3
PREFERRED STOCK : 0.5%
Consumer Discretionary : 0.3%
413,251
(4)(5)
Waymo LLC., Series
A-2
25,497,587
0.3

PORTFOLIO OF INVESTMENTS
as of March 31, 2024 (Unaudited) (continued)

VY
®
T. Rowe Price
Capital Appreciation Portfolio
Shares RA Value
Percentage
of Net
Assets
PREFERRED STOCK: (continued)
Financials : 0.0%
9,714
(6)
Charles Schwab Corp.
$ 245,375
0.0
Utilities : 0.2%
289,408
(6)
CMS Energy Corp.
10/15/2078
7,006,568
0.1
166,654
(6)
CMS Energy Corp.
3/1/2079
4,128,020
0.1
149,146
(6)(7)
SCE Trust IV
3,506,422
0.0
14,641,010
0.2
Total Preferred Stock
(Cost $50,857,756)
40,383,972
0.5
Principal
Amount † RA . Value
Percentage
of Net
Assets
U.S. TREASURY OBLIGATIONS : 11.2%
United States Treasury Notes : 11.2%
251,555,700
3.375
%,
05/15/2033 235,700,813
2.8
244,904,900
3.875
%,
08/15/2033 238,457,014
2.8
150,426,700
4.000
%,
02/15/2034 147,958,762
1.8
311,009,900
4.500
%,
11/15/2033 317,983,327
3.8
940,099,916
11.2
Total U.S. Treasury
Obligations
(Cost $932,393,167)
940,099,916
11.2
CORPORATE BONDS/NOTES : 10.8%
Communications : 1.0%
37,404,000
(8)
CCO Holdings LLC
/ CCO Holdings
Capital Corp., 5.000%,
02/01/2028 34,844,070
0.4
42,796,000
(8)
CCO Holdings LLC
/ CCO Holdings
Capital Corp., 5.125%,
05/01/2027 40,802,840
0.5
2,782,000
(8)
CCO Holdings LLC
/ CCO Holdings
Capital Corp., 5.500%,
05/01/2026 2,741,278
0.0
600,000  Lamar Media Corp.,
3.625%,
01/15/2031 526,887
0.0
3,610,000
(3)
Lamar Media Corp.,
3.750%,
02/15/2028 3,375,465
0.1
845,000  Lamar Media Corp.,
4.875%,
01/15/2029 814,943
0.0
83,105,483
1.0
Consumer, Cyclical : 3.2%
11,017,000
(3)
Cedar Fair L.P.,
5.250%,
07/15/2029 10,481,735
0.1
13,046,000
(3)
Cedar Fair L.P. /
Canada's Wonderland
Co. / Magnum
Management Corp. /
Millennium Op, 5.375%,
04/15/2027 12,859,907
0.2
Principal
Amount† RA . Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Consumer, Cyclical: (continued)
8,217,000
(8)
Cedar Fair L.P. /
Canada's Wonderland
Co. / Magnum
Management Corp. /
Millennium Op, 5.500%,
05/01/2025 $ 8,188,086
0.1
8,760,000
(3)
Cedar Fair L.P. /
Canada's Wonderland
Co. / Magnum
Management Corp. /
Millennium Op, 6.500%,
10/01/2028 8,796,853
0.1
2,719,000
(8)
Clarios Global L.P.,
6.750%,
05/15/2025 2,723,486
0.0
3,708,000
(3)(8)
Clarios Global L.P. /
Clarios US Finance Co.,
6.250%,
05/15/2026 3,708,918
0.1
11,970,000
(8)
Clarios Global L.P. /
Clarios US Finance Co.,
8.500%,
05/15/2027 12,010,549
0.2
10,803,974
(8)
Delta Air Lines, Inc.
/ SkyMiles IP Ltd.,
4.750%,
10/20/2028 10,570,493
0.1
11,404,000
(8)
Hilton Domestic
Operating Co., Inc.,
3.625%,
02/15/2032 9,829,926
0.1
10,155,000
(3)(8)
Hilton Domestic
Operating Co., Inc.,
3.750%,
05/01/2029 9,323,588
0.1
13,164,000
(8)
Hilton Domestic
Operating Co., Inc.,
4.000%,
05/01/2031 11,778,376
0.1
7,735,000  Hilton Domestic
Operating Co., Inc.,
4.875%,
01/15/2030 7,421,159
0.1
3,810,000
(8)
Hilton Domestic
Operating Co., Inc.,
5.375%,
05/01/2025 3,807,674
0.1
9,067,000
(8)
Hilton Domestic
Operating Co., Inc.,
5.750%,
05/01/2028 9,060,277
0.1
5,481,000
(8)
Hilton Domestic
Operating Co., Inc.,
5.875%,
04/01/2029 5,493,847
0.1
2,740,000
(3)
Hilton Worldwide
Finance LLC / Hilton
Worldwide Finance
Corp., 4.875%,
04/01/2027 2,695,500
0.0
20,595,000
(8)
KFC Holding Co./Pizza
Hut Holdings LLC/Taco
Bell of America LLC,
4.750%,
06/01/2027 20,039,505
0.2
9,459,000
(8)
Life Time, Inc., 5.750%,
01/15/2026 9,389,737
0.1
595,000
(8)
Live Nation
Entertainment, Inc.,
4.875%,
11/01/2024 591,427
0.0

PORTFOLIO OF INVESTMENTS
as of March 31, 2024 (Unaudited) (continued)

VY
®
T. Rowe Price
Capital Appreciation Portfolio
Principal
Amount† RA . Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Consumer, Cyclical: (continued)
590,000  Marriott International,
Inc. R, 3.125%,
06/15/2026 $ 564,163
0.0
10,820,571
(8)
Mileage Plus Holdings
LLC / Mileage Plus
Intellectual Property
Assets Ltd., 6.500%,
06/20/2027 10,888,806
0.1
16,402,000
(8)
Six Flags Entertainment
Corp., 5.500%,
04/15/2027 16,033,227
0.2
5,559,000
(8)
Six Flags Theme
Parks, Inc., 7.000%,
07/01/2025 5,570,496
0.1
1,882,078  United Airlines Pass
Through Trust 2012-1,
A, 4.150%,
10/11/2025 1,880,561
0.0
249,176  US Airways Pass
Through Trust 2012-2,
A, 4.625%,
12/03/2026 245,195
0.0
1,294,939  US Airways Pass
Through Trust 2013-1,
A, 3.950%,
05/15/2027 1,264,776
0.0
2,566,000
(8)
Vail Resorts, Inc.,
6.250%,
05/15/2025 2,568,281
0.0
8,476,000  Yum! Brands, Inc.,
3.625%,
03/15/2031 7,508,861
0.1
15,480,000  Yum! Brands, Inc.,
4.625%,
01/31/2032 14,300,090
0.2
7,623,000
(8)
Yum! Brands, Inc.,
4.750%,
01/15/2030 7,235,325
0.1
14,933,000  Yum! Brands, Inc.,
5.350%,
11/01/2043 14,356,930
0.2
17,806,000  Yum! Brands, Inc.,
5.375%,
04/01/2032 17,247,353
0.2
5,778,000
(3)
Yum! Brands, Inc.,
6.875%,
11/15/2037 6,394,426
0.1
264,829,533
3.2
Consumer, Non-cyclical : 1.5%
9,730,000
(3)(8)
Avantor Funding, Inc.,
3.875%,
11/01/2029 8,781,320
0.1
18,880,000
(8)
Avantor Funding, Inc.,
4.625%,
07/15/2028 17,912,572
0.2
2,911,000  Becton Dickinson & Co.,
3.700%,
06/06/2027 2,797,463
0.0
9,389,000  Biogen, Inc., 3.150%,
05/01/2050 6,285,477
0.1
7,562,000
(3)(8)
Charles River
Laboratories
International, Inc.,
3.750%,
03/15/2029 6,908,939
0.1
6,268,000
(8)
Charles River
Laboratories
International, Inc.,
4.000%,
03/15/2031 5,606,259
0.1
4,118,000
(3)(8)
Charles River
Laboratories
International, Inc.,
4.250%,
05/01/2028 3,899,469
0.1
Principal
Amount† RA . Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Consumer, Non-cyclical: (continued)
4,423,000
(8)
Gartner, Inc., 3.625%,
06/15/2029 $ 4,008,838
0.1
1,714,000
(8)
Gartner, Inc., 3.750%,
10/01/2030 1,536,051
0.0
1,428,000
(8)
Gartner, Inc., 4.500%,
07/01/2028 1,361,986
0.0
2,113,000  GE HealthCare
Technologies, Inc.,
5.650%,
11/15/2027 2,152,457
0.0
11,900,000
(8)
Hadrian Merger
Sub, Inc., 8.500%,
05/01/2026 11,811,382
0.1
7,459,000
(8)
Heartland Dental
LLC / Heartland
Dental Finance Corp.,
10.500%,
04/30/2028 7,934,511
0.1
2,749,000
(8)
Hologic, Inc., 3.250%,
02/15/2029 2,466,422
0.0
5,701,000
(8)
IQVIA, Inc., 5.000%,
05/15/2027 5,571,078
0.1
5,457,000
(3)
IQVIA, Inc., 5.700%,
05/15/2028 5,539,503
0.1
3,681,000
(3)(8)
IQVIA, Inc., 6.500%,
05/15/2030 3,761,117
0.0
5,481,000
(8)
Korn Ferry, 4.625%,
12/15/2027 5,223,601
0.1
2,742,000
(8)
Medline Borrower L.P./
Medline Co-Issuer, Inc.,
6.250%,
04/01/2029 2,757,706
0.0
1,263,000
(8)
PRA Health Sciences,
Inc., 2.875%,
07/15/2026 1,178,651
0.0
4,105,000  Service Corp.
International, 3.375%,
08/15/2030 3,557,990
0.0
760,000  Service Corp.
International, 4.625%,
12/15/2027 735,006
0.0
3,196,000
(8)
Surgery Center
Holdings, Inc., 7.250%,
04/15/2032 3,224,814
0.0
4,588,000
(8)
Surgery Center
Holdings, Inc., 10.000%,
04/15/2027 4,599,319
0.1
700,000
(8)
Teleflex, Inc., 4.250%,
06/01/2028 657,430
0.0
6,828,000  Teleflex, Inc., 4.625%,
11/15/2027 6,572,396
0.1
126,841,757
1.5
Energy : 0.0%
676,000  Pioneer Natural
Resources Co., 1.125%,
01/15/2026 629,442
0.0
1,690,000  Pioneer Natural
Resources Co., 2.150%,
01/15/2031 1,422,854
0.0

PORTFOLIO OF INVESTMENTS
as of March 31, 2024 (Unaudited) (continued)

VY
®
T. Rowe Price
Capital Appreciation Portfolio
Principal
Amount† RA . Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Energy: (continued)
1,388,000  Pioneer Natural
Resources Co., 5.100%,
03/29/2026 $ 1,386,709
0.0
3,439,005
0.0
Financial : 3.2%
2,230,000
(8)
Alliant Holdings
Intermediate LLC
/ Alliant Holdings
Co-Issuer, 4.250%,
10/15/2027 2,101,785
0.0
3,784,000
(8)
Alliant Holdings
Intermediate LLC
/ Alliant Holdings
Co-Issuer, 5.875%,
11/01/2029 3,519,000
0.1
11,923,000
(8)
Alliant Holdings
Intermediate LLC
/ Alliant Holdings
Co-Issuer, 6.750%,
10/15/2027 11,756,599
0.2
19,987,000
(8)
Alliant Holdings
Intermediate LLC
/ Alliant Holdings
Co-Issuer, 6.750%,
04/15/2028 20,148,555
0.3
23,461,000
(8)
Alliant Holdings
Intermediate LLC
/ Alliant Holdings
Co-Issuer, 7.000%,
01/15/2031 23,713,769
0.3
831,000  American Tower Corp.,
1.500%,
01/31/2028 725,822
0.0
3,510,000
(8)
AmWINS Group, Inc.,
4.875%,
06/30/2029 3,279,578
0.0
2,318,000
(8)
AssuredPartners, Inc.,
7.500%,
02/15/2032 2,280,090
0.0
8,757,000
(8)
BroadStreet Partners,
Inc., 5.875%,
04/15/2029 8,113,530
0.1
2,790,000
(8)
HUB International Ltd.,
5.625%,
12/01/2029 2,618,697
0.0
82,759,000
(8)
HUB International Ltd.,
7.250%,
06/15/2030 85,109,935
1.0
46,652,000
(3)(8)
HUB International Ltd.,
7.375%,
01/31/2032 46,995,312
0.6
1,027,000  Intercontinental
Exchange, Inc.,
4.000%,
09/15/2027 997,720
0.0
9,134,000
(8)
Panther Escrow
Issuer LLC, 7.125%,
06/01/2031 9,293,936
0.1
2,001,000
(8)
Ryan Specialty
Group LLC, 4.375%,
02/01/2030 1,872,691
0.0
9,996,000
(3)
SBA Communications
Corp., 3.125%,
02/01/2029 8,828,773
0.1
Principal
Amount† RA . Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Financial: (continued)
10,403,000  SBA Communications
Corp., 3.875%,
02/15/2027 $ 9,900,830
0.1
411,000
(8)
SBA Tower Trust,
6.599%,
01/15/2028 421,607
0.0
18,769,000
(8)
USI, Inc., 7.500%,
01/15/2032 18,827,034
0.2
5,048,000  VICI Properties L.P.,
5.750%,
04/01/2034 5,004,868
0.1
1,743,000
(3)(8)
VICI Properties L.P.
/ VICI Note Co., Inc.,
3.750%,
02/15/2027 1,653,054
0.0
2,109,000
(8)
VICI Properties L.P.
/ VICI Note Co., Inc.,
4.125%,
08/15/2030 1,919,045
0.0
2,012,000
(8)
VICI Properties L.P.
/ VICI Note Co., Inc.,
5.750%,
02/01/2027 2,010,968
0.0
271,093,198
3.2
Industrial : 1.2%
8,558,000
(3)
Ball Corp., 6.000%,
06/15/2029 8,649,998
0.1
4,127,000
(8)
GFL Environmental,
Inc., 4.000%,
08/01/2028 3,808,781
0.0
3,268,000
(8)
GFL Environmental,
Inc., 4.375%,
08/15/2029 3,013,692
0.0
9,067,000
(3)(8)
GFL Environmental,
Inc., 4.750%,
06/15/2029 8,536,443
0.1
2,347,000
(3)(8)
GFL Environmental,
Inc., 6.750%,
01/15/2031 2,408,170
0.0
4,942,000  Howmet Aerospace,
Inc., 3.000%,
01/15/2029 4,467,837
0.1
2,730,000  Howmet Aerospace,
Inc., 5.900%,
02/01/2027 2,771,723
0.0
5,092,000
(8)
Sensata Technologies
BV, 4.000%,
04/15/2029 4,654,710
0.1
5,100,000
(8)
Sensata Technologies
BV, 5.000%,
10/01/2025 5,041,148
0.1
1,182,000
(3)(8)
Sensata Technologies
BV, 5.875%,
09/01/2030 1,157,569
0.0
2,035,000
(8)
Sensata Technologies,
Inc., 3.750%,
02/15/2031 1,762,345
0.0
664,000
(8)
Sensata Technologies,
Inc., 4.375%,
02/15/2030 604,898
0.0
8,890,000  TransDigm, Inc.,
5.500%,
11/15/2027 8,708,132
0.1
21,760,000
(8)
TransDigm, Inc.,
6.375%,
03/01/2029 21,854,939
0.3
17,131,000
(8)
TransDigm, Inc.,
6.625%,
03/01/2032 17,328,709
0.2

PORTFOLIO OF INVESTMENTS
as of March 31, 2024 (Unaudited) (continued)

VY
®
T. Rowe Price
Capital Appreciation Portfolio
Principal
Amount† RA . Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Industrial: (continued)
4,607,000
(8)
TransDigm, Inc.,
7.125%,
12/01/2031 $ 4,753,539
0.1
99,522,633
1.2
Technology : 0.7%
1,686,000
(8)
Black Knight InfoServ
LLC, 3.625%,
09/01/2028 1,603,689
0.0
4,683,000
(8)
Booz Allen Hamilton,
Inc., 3.875%,
09/01/2028 4,391,776
0.1
3,295,000
(8)
Booz Allen Hamilton,
Inc., 4.000%,
07/01/2029 3,066,135
0.0
2,430,000  Booz Allen Hamilton,
Inc., 5.950%,
08/04/2033 2,516,890
0.0
1,790,000
(8)
Clarivate Science
Holdings Corp., 3.875%,
07/01/2028 1,658,001
0.0
1,280,000
(3)(8)
Clarivate Science
Holdings Corp., 4.875%,
07/01/2029 1,185,531
0.0
918,000  Crowdstrike Holdings,
Inc., 3.000%,
02/15/2029 815,154
0.0
4,671,000
(8)
MSCI, Inc., 3.250%,
08/15/2033 3,852,560
0.1
10,043,000
(8)
MSCI, Inc., 3.625%,
09/01/2030 8,921,154
0.1
6,780,000
(8)
MSCI, Inc., 3.625%,
11/01/2031 5,890,766
0.1
6,913,000
(8)
MSCI, Inc., 3.875%,
02/15/2031 6,170,524
0.1
9,699,000
(8)
MSCI, Inc., 4.000%,
11/15/2029 8,975,805
0.1
3,088,000
(8)
PTC, Inc., 4.000%,
02/15/2028 2,888,511
0.0
4,541,000
(3)(8)
UKG, Inc., 6.875%,
02/01/2031 4,629,354
0.1
56,565,850
0.7
Total Corporate Bonds/
Notes
(Cost $902,168,302)
905,397,459
10.8
BANK LOANS : 10.6%
Aerospace & Defense : 0.2%
18,246,278  SkyMiles IP Ltd. (Delta
Air Lines, Inc.), Tranche
B, 9.076%, (US0003M
+3.750%),
10/20/2027 18,833,589
0.2
Communications : 0.3%
8,262,261  Charter
Communications
Operating, LLC,
Tranche B2, 7.076%,
(TSFR1M+3.250%),
02/01/2027 8,267,615
0.1
Principal
Amount† RA . Value
Percentage
of Net
Assets
BANK LOANS: (continued)
Communications: (continued)
13,938,186  SBA Senior
Finance II LLC,
Tranche B, 8.840%,
(TSFR1M+3.500%),
01/27/2031 $ 13,970,020
0.2
22,237,635
0.3
Consumer, Cyclical : 1.1%
23,498,113  Hilton Worldwide,
Tranche B3, 7.207%,
(TSFR1M+1.750%),
06/21/2028 23,563,390
0.3
34,830,973  IRB Holding Corp.,
Tranche B, 8.176%,
(TSFR1M+2.750%),
12/15/2027 34,880,433
0.4
33,974,235  Mileage Plus Holdings
LLC (Mileage Plus
Intellectual Property
Assets, Ltd.), Tranche
B, 10.733%, (US0003M
+5.250%),
06/21/2027 35,030,155
0.4
93,473,978
1.1
Consumer, Non-cyclical : 1.0%
21,252,528  ADMI Corp.,
Amendment No. 5
Incremental Term
Loan, 9.195%,
(TSFR1M+3.750%),
12/23/2027 20,572,447
0.2
2,266,964  ADMI Corp.,
Tranche B, 11.080%,
(TSFR1M+5.750%),
04/30/2025 2,265,264
0.0
7,859,615  ADMI Corp., Tranche
B3-DD, 8.820%,
(TSFR1M+3.375%),
02/14/2025 7,576,740
0.1
21,210,241  Heartland Dental,
LLC, 2023 New Term
Loan, 10.329%,
(TSFR1M+5.000%),
04/28/2028 21,275,314
0.3
26,121,928  Loire UK Midco 3
Limited, Facility B
(USD), 8.930%,
(US0003M +3.250%),
04/21/2027 25,664,794
0.3
4,488,269  Loire UK Midco 3
Limited, Facility B2
(USD), 9.180%,
(US0001M +3.750%),
04/21/2027 4,405,514
0.1
1,901,037  Trans Union LLC,
Tranche B, 7.340%,
(TSFR1M+2.000%),
12/01/2028 1,901,951
0.0
83,662,024
1.0

PORTFOLIO OF INVESTMENTS
as of March 31, 2024 (Unaudited) (continued)

VY
®
T. Rowe Price
Capital Appreciation Portfolio
Principal
Amount† RA . Value
Percentage
of Net
Assets
BANK LOANS: (continued)
Financial : 2.7%
43,316,683  Alliant Holdings
Intermediate, LLC,
Tranche B6, 8.827%,
(TSFR3M+3.500%),
11/06/2030 $ 43,538,205
0.6
914,000  AmWINS Group, Inc.,
Tranche B, 7.590%,
(TSFR1M+2.250%),
02/22/2028 914,467
0.0
9,265,680  AssuredPartners, Inc.,
Tranche B5, 8.818%,
(TSFR1M+3.500%),
02/14/2031 9,290,771
0.1
109,993,520  Hub International
Limited, Tranche
B, 8.574%,
(TSFR3M+3.500%),
06/20/2030 110,135,962
1.3
23,228,024  Truist Insurance
Holdings LLC, TL 2L
Bankdebt, 8.840%,
(TSFR1M+3.500%),
03/08/2032 23,402,234
0.3
9,247,851  Truist Insurance
Holdings LLC,
Tranche B, 8.840%,
(TSFR1M+3.500%),
03/24/2031 9,317,210
0.1
26,114,791  USI, Inc., Tranche
B, 8.348%,
(TSFR3M+3.000%),
11/22/2029 26,159,682
0.3
222,758,531
2.7
Health Care : 0.5%
23,347,163  athenahealth
Group Inc.,
Tranche B, 8.580%,
(TSFR1M+3.250%),
02/15/2029 23,155,856
0.3
566,044  Avantor Funding, Inc.,
2021 Incremental
B-5 Dollar Term
Loan, 7.680%,
(TSFR1M+2.250%),
11/08/2027 567,675
0.0
9,910,975  Azalea TopCo, Inc.,
2021 Term Loan
(First Lien), 9.191%,
(US0001M +3.750%),
07/24/2026 9,877,942
0.1
5,406,173  Azalea TopCo, Inc.,
2022 Incremental
Term Loan (First Lien),
9.176%, (US0001M
+3.750%),
07/24/2026 5,385,900
0.1
Principal
Amount† RA . Value
Percentage
of Net
Assets
BANK LOANS: (continued)
Health Care: (continued)
1,827,460  Medline Borrower,
LP, TL B 1L, 9.069%,
(US0003M +3.500%),
10/23/2028 $ 1,833,253
0.0
40,820,626
0.5
Industrial : 0.6%
12,799,111  Filtration Group
Corporation, 2021
Incremental Term
Loan, 8.945%,
(TSFR1M+3.500%),
10/21/2028 12,845,969
0.1
12,783,226  Filtration Group
Corporation, 2023
Extended Euro
Term Loan, 8.080%,
(EUR003M+4.250%),
10/21/2028 13,825,838
0.2
14,396,599  Trans Union LLC, 2019
Replacement Term
B-5 Loan, 7.176%,
(TSFR1M+1.750%),
11/16/2026 14,403,595
0.2
8,185,733  TransDigm Inc.,
Tranche H, 8.598%,
(TSFR3M+3.250%),
02/22/2027 8,214,072
0.1
2,413,200  TransDigm Inc.,
Tranche I, 8.590%,
(TSFR3M+3.250%),
08/24/2028 2,424,060
0.0
51,713,534
0.6
Industrial Equipment : 0.2%
20,454,312  Filtration Group
Corporation, 2023
Extended Dollar
Term Loan, 9.695%,
(TSFR1M+4.250%),
10/21/2028 20,558,404
0.2
Insurance : 1.2%
2,528,981  AssuredPartners,
Inc., 2020 February
Refinancing Term
Loan, 8.941%,
(TSFR1M+3.500%),
02/12/2027 2,534,625
0.0
7,730,523  AssuredPartners,
Inc., 2022 Term
Loan, 8.826%,
(TSFR1M+3.500%),
02/12/2027 7,767,202
0.1
14,252,024  AssuredPartners,
Inc., 2023 Term
Loan, 9.076%,
(TSFR1M+3.750%),
02/13/2027 14,281,711
0.2

PORTFOLIO OF INVESTMENTS
as of March 31, 2024 (Unaudited) (continued)

VY
®
T. Rowe Price
Capital Appreciation Portfolio
Principal
Amount† RA . Value
Percentage
of Net
Assets
BANK LOANS: (continued)
Insurance: (continued)
1,465,410  AssuredPartners, Inc.,
Tranche B, 8.941%,
(TSFR1M+3.500%),
02/12/2027 $ 1,468,340
0.0
10,003,264  Broadstreet
Partners, Inc.,
Tranche B, 8.470%,
(TSFR1M+3.000%),
01/27/2027 10,018,109
0.1
17,697,504  Broadstreet
Partners, Inc.,
Tranche B3, 9.080%,
(TSFR1M+4.000%),
01/26/2029 17,769,391
0.2
7,793,648  Ryan Specialty
Group, LLC, Initial
Term Loan, 8.080%,
(TSFR1M+3.250%),
09/01/2027 7,813,132
0.1
40,584,681  USI, Inc., Term Loan B
1L, 8.598%, (US0001M
+3.500%),
09/13/2030 40,682,977
0.5
102,335,487
1.2
Lodging & Casinos : 0.2%
12,607,506  1011778 B.C. Unlimited
Liability Company, Term
B-5 Loan, 7.606%,
(TSFR1M+2.250%),
09/23/2030 12,613,809
0.2
Technology : 2.6%
9,720,002  Applied Systems,
Inc., Initial Term
Loan (2024) (Second
Lien), 10.590%,
(TSFR3M+5.2500%),
02/07/2032 10,081,470
0.1
68,994,683  Applied Systems, Inc.,
Tranche B, 8.840%,
(TSFR3M+3.500%),
02/24/2031 69,490,616
0.8
28,933,152  Azalea TopCo, Inc.,
Tranche B, 8.941%,
(TSFR1M+3.500%),
07/25/2026 28,818,634
0.4
964,898  Epicor Software
Corporation (fka Eagle
Parent Inc.), Term
D Loan, 9.076%,
(TSFR1M+1.750%),
07/30/2027 971,029
0.0
5,898,618  Epicor Software
Corporation (fka
Eagle Parent Inc.),
Tranche C, 8.720%,
(TSFR1M+3.750%),
07/30/2027 5,925,345
0.1
Principal
Amount† RA . Value
Percentage
of Net
Assets
BANK LOANS: (continued)
Technology: (continued)
1,820,817  Quartz AcquireCo, LLC,
Term Loan, 8.826%,
(TSFR1M+3.500%),
06/28/2030 $ 1,829,353
0.0
87,137  Quartz AcquireCo, LLC,
Term Loan, 8.826%,
(TSFR3M+3.500%),
06/28/2030 87,546
0.0
1,125,000  RealPage, Inc., Initial
Loan (Second Lien),
11.941%, (US0003M
+3.250%),
04/23/2029 1,119,656
0.0
10,509,377  RealPage, Inc., Tranche
B, 8.445%, (US0001M
+3.000%),
04/24/2028 10,236,428
0.1
2,458,318  Severin Acquistion
LLC, Initial Term Loan
(First Lien), 8.840%,
(TSFR3M+3.500%),
08/02/2027 2,466,614
0.0
21,765,911  Sophia, L.P.,
Tranche B, 8.840%,
(TSFR1M+3.500%),
10/29/2029 21,883,817
0.3
10,935,819  Storable, Inc.,
Tranche B, 8.684%,
(TSFR1M+3.250%),
04/17/2028 10,939,231
0.2
51,875,643  UKG Inc., Tranche
B, 8.814%,
(TSFR3M+3.500%),
02/10/2031 52,160,700
0.6
216,010,439
2.6
Total Bank Loans
(Cost $879,901,195)
885,018,056
10.6
ASSET-BACKED SECURITIES : 0.1%
Other Asset-Backed Securities : 0.1%
4,483,800
(8)
Domino's Pizza Master
Issuer LLC 2017-
1A A23, 4.118%,
07/25/2047 4,299,167
0.1
3,561,600
(8)
Domino's Pizza Master
Issuer LLC 2019-1A
A2, 3.668%,
10/25/2049 3,284,634
0.0
7,583,801
0.1
Total Asset-Backed
Securities
(Cost $7,997,182)
7,583,801
0.1
Total Long-Term
Investments
(Cost $6,966,943,288)
7,996,393,049
95.5

PORTFOLIO OF INVESTMENTS
as of March 31, 2024 (Unaudited) (continued)

VY
®
T. Rowe Price
Capital Appreciation Portfolio
Principal
Amount † RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS : 6.2%
Repurchase Agreements : 1.1%
15,679,623
(9)
Bethesda Securities,
LLC, Repurchase
Agreement dated
03/28/2024, 5.430%,
due 04/01/2024
(Repurchase Amount
$15,688,953,
collateralized by various
U.S. Government/U.S.
Government Agency
Obligations, 2.500%-
6.070%, Market Value
plus accrued interest
$15,993,215, due
10/01/27-01/01/57)
$ 15,679,623
0.2
24,778,137
(9)
Cantor Fitzgerald
Securities, Repurchase
Agreement dated
03/28/2024, 5.370%,
due 04/01/2024
(Repurchase Amount
$24,792,719,
collateralized by various
U.S. Government/U.S.
Government Agency
Obligations, 0.000%-
7.500%, Market Value
plus accrued interest
$25,273,700, due
12/24/26-02/20/74)
24,778,137
0.3
3,050,740
(9)
CF Secured,
LLC, Repurchase
Agreement dated
03/28/2024, 5.370%,
due 04/01/2024
(Repurchase
Amount $3,052,535,
collateralized by various
U.S. Government/U.S.
Government Agency
Obligations, 0.000%-
7.000%, Market Value
plus accrued interest
$3,111,756, due
05/15/24-10/01/53)
3,050,740
0.0
5,127,581
(9)
Marex Capital Markets
Inc., Repurchase
Agreement dated
03/28/2024, 5.440%,
due 04/01/2024
(Repurchase
Amount $5,130,638,
collateralized by various
U.S. Government/U.S.
Government Agency
Obligations, 0.000%-
6.500%, Market Value
plus accrued interest
$5,230,133, due
04/25/24-02/01/57)
5,127,581
0.1
Principal
Amount† RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS: (continued)
Repurchase Agreements (continued)
11,989,894
(9)
Mirae Asset Securities
(USA) Inc., Repurchase
Agreement dated
03/28/2024, 5.380%,
due 04/01/2024
(Repurchase Amount
$11,996,963,
collateralized by various
U.S. Government/U.S.
Government Agency
Obligations, 0.000%-
7.645%, Market Value
plus accrued interest
$12,237,003, due
04/30/24-04/20/73)
$ 11,989,894
0.1
5,880,759
(9)
RBC Dominion
Securities Inc.,
Repurchase
Agreement dated
03/28/2024, 5.330%,
due 04/01/2024
(Repurchase
Amount $5,884,194,
collateralized by various
U.S. Government/U.S.
Government Agency
Obligations, 0.000%-
8.000%, Market Value
plus accrued interest
$5,998,374, due
04/04/24-03/01/54)
5,880,759
0.1
25,028,422
(9)
State Of Wisconsin
Investment Board,
Repurchase
Agreement dated
03/28/2024, 5.400%,
due 04/01/2024
(Repurchase Amount
$25,043,233,
collateralized by various
U.S. Government
Securities, 0.125%-
3.625%, Market Value
plus accrued interest
$25,538,587, due
04/15/25-02/15/53)
25,028,422
0.3
Total Repurchase
Agreements
(Cost $91,535,156)
91,535,156
1.1
Time Deposits : 0.2%
2,570,000
(9)
Canadian Imperial Bank
of Commerce,
5.310
%,
04/01/2024 2,570,000
0.1
830,000
(9)
Landesbank
Hessen Thueringen
Girozentrale,
5.320
%,
04/01/2024 830,000
0.0
2,280,000
(9)
Mizuho Bank Ltd.,
5.320
%,
04/01/2024 2,280,000
0.0

PORTFOLIO OF INVESTMENTS
as of March 31, 2024 (Unaudited) (continued)

VY
®
T. Rowe Price
Capital Appreciation Portfolio
Principal
Amount† RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS: (continued)
Time Deposits (continued)
2,540,000
(9)
Royal Bank of Canada,
5.320
%,
04/01/2024 $ 2,540,000
0.0
2,580,000
(9)
Skandinaviska Enskilda
Banken AB,
5.310
%,
04/01/2024 2,580,000
0.1
2,390,000
(9)
Societe Generale,
5.310
%,
04/01/2024 2,390,000
0.0
Total Time Deposits
(Cost $13,190,000)
13,190,000
0.2
Shares RA Value
Percentage
of Net
Assets
Mutual Funds : 4.9%
414,876,075
(10)
T. Rowe Price
Government Reserve
Investment Fund,
5.390%
(Cost $414,876,075) $ 414,876,075 4.9
Total Short-Term
Investments
(Cost $519,601,231)
519,601,231
6.2
Total Investments in
Securities
(Cost $7,486,544,519) $ 8,515,994,280 101.7
Liabilities in Excess of
Other Assets (140,430,020) (1.7)
Net Assets $ 8,375,564,260 100.0
ADR American Depositary Receipt
†
Unless otherwise indicated, principal amount is shown in USD.
(1)
Non-income producing security.
(2)
All or a portion of this security is pledged to cover open written call options at March 31, 2024.
(3)
Security, or a portion of the security, is on loan.
(4)
For fair value measurement disclosure purposes, security is
categorized as Level 3, whose value was determined using
significant unobservable inputs.
(5)
Restricted security as to resale, excluding Rule 144A securities.
As of March 31, 2024, the Portfolio held restricted securities with a fair value of $25,497,587 or 0.3% of net assets. Please refer to the table below for additional details.
(6)
Preferred Stock may be called prior to convertible date.
(7)
Variable rate security. Rate shown is the rate in effect as of March
31, 2024.
(8)
Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualiﬁed institutional buyers.
(9)
All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(10)
Rate shown is the 7-day yield as of March 31, 2024.
Currency Abbreviations:
EUR EU Euro
Reference Rate Abbreviations:
EUR003M 3-month EURIBOR
TSFR1M 1-month CME Term Secured Overnight Financing Rate
TSFR3M 3-month CME Term Secured Overnight Financing Rate
US0001M 1-month LIBOR
US0003M 3-month LIBOR

PORTFOLIO OF INVESTMENTS
as of March 31, 2024 (Unaudited) (continued)

VY
®
T. Rowe Price
Capital Appreciation Portfolio
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of March 31, 2024 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
March 31, 2024
Asset Table
Investments, at fair value
Asset-Backed Securities $ — $ 7,583,801 $ — $ 7,583,801
Bank Loans — 885,018,056 — 885,018,056
Common Stock* 5,217,909,845 — — 5,217,909,845
Corporate Bonds/Notes — 905,397,459 — 905,397,459
Preferred Stock 14,886,385 — 25,497,587 40,383,972
Short-Term Investments 414,876,075 104,725,156 — 519,601,231
U.S. Treasury Obligations — 940,099,916 — 940,099,916
Total Investments, at fair value $ 5,647,672,305 $ 2,842,824,388 $ 25,497,587 $ 8,515,994,280
Liabilities Table
Other Financial Instruments+
Written Options $ — $ (26,280,277) $ — $ (26,280,277)
Total Liabilities $ — $ (26,280,277) $ — $ (26,280,277)
*
For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.
+
Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options.
Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument.
OTC swaps and written options are valued at the fair value of the instrument.
At March 31, 2024, VY
®
T. Rowe Price Capital Appreciation Portfolio held the following restricted securities:
Security Acquisition Date Acquisition Cost Fair Value
Waymo LLC., Series A-2 5/8/2020 $ 35,484,706 $ 25,497,587
$ 35,484,706 $ 25,497,587
At March 31, 2024, the following OTC written equity options were outstanding for VY
®
T. Rowe Price Capital Appreciation Portfolio:
Description Counterparty
Put/
Call
Expiration
Date
Exercise
Price
Number of
Contracts
Notional
Amount
Premiums
Received Fair Value
AbbVie, Inc.
Citigroup Global
Markets Call 01/17/25 USD 160.000 645 USD 11,745,450 $ 778,515 $ (1,901,187)
AbbVie, Inc.
Citigroup Global
Markets Call 01/17/25 USD 165.000 645 USD 11,745,450 649,515 (1,661,695)
AbbVie, Inc.
Citigroup Global
Markets Call 01/17/25 USD 175.000 817 USD 14,877,570 549,024 (1,549,958)
AbbVie, Inc.
JPMorgan Chase
Bank N.A. Call 01/17/25 USD 165.000 391 USD 7,120,110 280,441 (1,007,322)
AbbVie, Inc.
JPMorgan Chase
Bank N.A. Call 01/17/25 USD 170.000 390 USD 7,101,900 213,689 (867,853)
Arthur J Gallagher &
Co.
JPMorgan Chase
Bank N.A. Call 11/15/24 USD 250.000 228 USD 5,700,912 234,156 (438,216)
Arthur J Gallagher &
Co.
JPMorgan Chase
Bank N.A. Call 11/15/24 USD 250.000 233 USD 5,825,932 210,166 (447,826)
Danaher Corp.
UBS AG Call 01/17/25 USD 300.000 325 USD 8,115,900 344,601 (252,568)
Exelon Corporation
JPMorgan Chase
Bank N.A. Call 06/21/24 USD 47.000 98 USD 368,186 13,131 (83)
Intercontinental
Exchange, Inc.
Bank of America N.A. Call 01/17/25 USD 140.000 246 USD 3,380,778 138,252 (265,655)
Intercontinental
Exchange, Inc.
Bank of America N.A. Call 01/17/25 USD 140.000 233 USD 3,202,119 135,140 (251,616)
Intercontinental
Exchange, Inc.
Bank of America N.A. Call 01/17/25 USD 145.000 246 USD 3,380,778 97,170 (203,756)

PORTFOLIO OF INVESTMENTS
as of March 31, 2024 (Unaudited) (continued)

VY
®
T. Rowe Price
Capital Appreciation Portfolio
Description Counterparty
Put/
Call
Expiration
Date
Exercise
Price
Number of
Contracts
Notional
Amount
Premiums
Received Fair Value
Intercontinental
Exchange, Inc.
Bank of America N.A. Call 01/17/25 USD 145.000 233 USD 3,202,119 $ 95,297 $ (192,989)
Intercontinental
Exchange, Inc.
Citigroup Global
Markets Call 01/17/25 USD 125.000 376 USD 5,167,368 233,485 (774,484)
Intercontinental
Exchange, Inc.
Citigroup Global
Markets Call 01/17/25 USD 125.000 275 USD 3,779,325 204,839 (566,444)
Intercontinental
Exchange, Inc.
Citigroup Global
Markets Call 01/17/25 USD 130.000 376 USD 5,167,368 165,865 (638,938)
Intercontinental
Exchange, Inc.
Citigroup Global
Markets Call 01/17/25 USD 130.000 275 USD 3,779,325 147,353 (467,309)
Linde PLC
Wells Fargo
Securities, LLC Call 01/17/25 USD 440.000 79 USD 3,668,128 145,967 (436,501)
Linde PLC
Wells Fargo
Securities, LLC Call 01/17/25 USD 440.000 71 USD 3,296,672 130,642 (392,299)
Linde PLC
Wells Fargo
Securities, LLC Call 01/17/25 USD 450.000 79 USD 3,668,128 117,630 (383,401)
Linde PLC
Wells Fargo
Securities, LLC Call 01/17/25 USD 450.000 71 USD 3,296,672 105,239 (344,576)
Linde PLC
Wells Fargo
Securities, LLC Call 01/17/25 USD 460.000 103 USD 4,782,496 268,709 (435,035)
Linde PLC
Wells Fargo
Securities, LLC Call 01/17/25 USD 460.000 94 USD 4,364,608 193,762 (397,023)
Linde PLC
Wells Fargo
Securities, LLC Call 01/17/25 USD 480.000 103 USD 4,782,496 188,398 (320,028)
Linde PLC
Wells Fargo
Securities, LLC Call 01/17/25 USD 480.000 94 USD 4,364,608 133,971 (292,064)
Marsh & McLennan
Cos., Inc.
Goldman Sachs
International Call 07/19/24 USD 210.000 206 USD 4,228,356 163,206 (143,402)
Marsh & McLennan
Cos., Inc.
Goldman Sachs
International Call 07/19/24 USD 220.000 206 USD 4,228,356 83,205 (62,874)
Marsh & McLennan
Cos., Inc.
Goldman Sachs
International Call 12/20/24 USD 210.000 428 USD 8,785,128 371,076 (573,823)
Marsh & McLennan
Cos., Inc.
Goldman Sachs
International Call 12/20/24 USD 210.000 419 USD 8,600,394 336,457 (561,756)
Mastercard, Inc.
JPMorgan Chase
Bank N.A. Call 01/17/25 USD 480.000 124 USD 5,963,160 298,468 (561,983)
Mastercard, Inc.
JPMorgan Chase
Bank N.A. Call 01/17/25 USD 490.000 124 USD 5,963,160 251,348 (489,880)
Mastercard, Inc.
JPMorgan Chase
Bank N.A. Call 01/17/25 USD 500.000 124 USD 5,963,160 208,568 (423,274)
McDonald's Corp.
UBS AG Call 01/17/25 USD 320.000 158 USD 4,454,810 219,936 (84,226)
McDonald's Corp.
UBS AG Call 01/17/25 USD 320.000 158 USD 4,454,810 186,756 (84,226)
McDonald's Corp.
UBS AG Call 01/17/25 USD 325.000 159 USD 4,483,005 187,938 (68,579)
McDonald's Corp.
UBS AG Call 01/17/25 USD 325.000 157 USD 4,426,615 156,529 (67,717)
McDonald's Corp.
UBS AG Call 01/17/25 USD 330.000 158 USD 4,454,810 157,526 (54,849)
McDonald's Corp.
UBS AG Call 01/17/25 USD 330.000 158 USD 4,454,810 133,826 (54,849)
Northrop Grumman
Corp.
Barclays Bank PLC Call 01/17/25 USD 490.000 369 USD 17,662,554 852,021 (1,344,013)
NXP Semiconductors
N.V.
Wells Fargo
Securities, LLC Call 06/21/24 USD 220.000 74 USD 1,833,498 138,035 (258,432)
Republic Services, Inc.
Wells Fargo
Securities, LLC Call 07/19/24 USD 170.000 94 USD 1,794,460 47,006 (228,573)
Republic Services, Inc.
Wells Fargo
Securities, LLC Call 07/19/24 USD 175.000 94 USD 1,794,460 30,129 (187,233)
Roper Technologies,
Inc.
Citigroup Global
Markets Call 12/20/24 USD 580.000 88 USD 4,928,616 252,388 (294,844)
Roper Technologies,
Inc.
Citigroup Global
Markets Call 12/20/24 USD 580.000 54 USD 3,024,378 129,426 (180,927)
Roper Technologies,
Inc.
Citigroup Global
Markets Call 12/20/24 USD 580.000 40 USD 2,240,280 99,738 (134,020)
Roper Technologies,
Inc.
Citigroup Global
Markets Call 12/20/24 USD 600.000 88 USD 4,928,616 176,823 (213,997)
Roper Technologies,
Inc.
Citigroup Global
Markets Call 12/20/24 USD 600.000 45 USD 2,520,315 105,210 (109,430)

PORTFOLIO OF INVESTMENTS
as of March 31, 2024 (Unaudited) (continued)

VY
®
T. Rowe Price
Capital Appreciation Portfolio
Description Counterparty
Put/
Call
Expiration
Date
Exercise
Price
Number of
Contracts
Notional
Amount
Premiums
Received Fair Value
Roper Technologies,
Inc.
Citigroup Global
Markets Call 12/20/24 USD 600.000 54 USD 3,024,378 $ 93,420 $ (131,316)
Roper Technologies,
Inc.
Citigroup Global
Markets Call 12/20/24 USD 600.000 40 USD 2,240,280 72,363 (97,271)
Roper Technologies,
Inc.
Citigroup Global
Markets Call 12/20/24 USD 600.000 28 USD 1,568,196 63,836 (68,090)
Roper Technologies,
Inc.
Citigroup Global
Markets Call 12/20/24 USD 620.000 45 USD 2,520,315 59,441 (77,794)
Roper Technologies,
Inc.
Citigroup Global
Markets Call 12/20/24 USD 620.000 28 USD 1,568,196 35,667 (48,405)
Roper Technologies,
Inc.
Citigroup Global
Markets Call 12/20/24 USD 640.000 45 USD 2,520,315 37,759 (54,891)
Roper Technologies,
Inc.
Citigroup Global
Markets Call 12/20/24 USD 640.000 28 USD 1,568,196 22,447 (34,155)
Salesforce, Inc.
Goldman Sachs
International Call 06/21/24 USD 230.000 49 USD 1,475,782 117,589 (365,810)
Salesforce, Inc.
Goldman Sachs
International Call 06/21/24 USD 240.000 49 USD 1,475,782 97,784 (319,797)
Thermo Fisher
Scientific, Inc.
JPMorgan Chase
Bank N.A. Call 01/17/25 USD 650.000 139 USD 8,078,819 502,428 (392,671)
UnitedHealth Group,
Inc.
Citigroup Global
Markets Call 01/17/25 USD 580.000 318 USD 15,731,460 1,354,543 (416,105)
UnitedHealth Group,
Inc.
JPMorgan Chase
Bank N.A. Call 01/17/25 USD 600.000 353 USD 17,462,910 1,124,245 (329,781)
Visa, Inc.
Goldman Sachs
International Call 06/21/24 USD 250.000 24 USD 669,792 34,728 (80,477)
Visa, Inc.
Goldman Sachs
International Call 06/21/24 USD 260.000 24 USD 669,792 25,608 (59,798)
Visa, Inc.
Goldman Sachs
International Call 01/17/25 USD 305.000 199 USD 5,553,692 221,288 (241,650)
Visa, Inc.
Goldman Sachs
International Call 01/17/25 USD 310.000 199 USD 5,553,692 191,438 (206,964)
Visa, Inc.
Goldman Sachs
International Call 01/17/25 USD 315.000 199 USD 5,553,692 163,578 (176,373)
Yum! Brands, Inc.
JPMorgan Chase
Bank N.A. Call 01/17/25 USD 145.000 462 USD 6,405,630 274,354 (347,007)
Yum! Brands, Inc.
JPMorgan Chase
Bank N.A. Call 01/17/25 USD 150.000 462 USD 6,405,630 186,403 (248,248)
Yum! Brands, Inc.
Wells Fargo
Securities, LLC Call 01/17/25 USD 140.000 173 USD 2,398,645 104,598 (175,135)
Yum! Brands, Inc.
Wells Fargo
Securities, LLC Call 01/17/25 USD 140.000 124 USD 1,719,260 73,476 (125,530)
Yum! Brands, Inc.
Wells Fargo
Securities, LLC Call 01/17/25 USD 140.000 67 USD 928,955 35,859 (67,827)
Yum! Brands, Inc.
Wells Fargo
Securities, LLC Call 01/17/25 USD 140.000 47 USD 651,655 26,802 (47,580)
Yum! Brands, Inc.
Wells Fargo
Securities, LLC Call 01/17/25 USD 145.000 376 USD 5,213,240 169,001 (282,413)
Yum! Brands, Inc.
Wells Fargo
Securities, LLC Call 01/17/25 USD 145.000 262 USD 3,632,630 136,898 (196,788)
Yum! Brands, Inc.
Wells Fargo
Securities, LLC Call 01/17/25 USD 145.000 173 USD 2,398,645 68,487 (129,940)
Yum! Brands, Inc.
Wells Fargo
Securities, LLC Call 01/17/25 USD 145.000 112 USD 1,552,880 60,713 (84,123)
Yum! Brands, Inc.
Wells Fargo
Securities, LLC Call 01/17/25 USD 145.000 124 USD 1,719,260 47,894 (93,136)
Yum! Brands, Inc.
Wells Fargo
Securities, LLC Call 01/17/25 USD 145.000 67 USD 928,955 22,805 (50,324)
Yum! Brands, Inc.
Wells Fargo
Securities, LLC Call 01/17/25 USD 145.000 47 USD 651,655 17,315 (35,302)
Yum! Brands, Inc.
Wells Fargo
Securities, LLC Call 01/17/25 USD 150.000 376 USD 5,213,240 118,056 (202,037)
Yum! Brands, Inc.
Wells Fargo
Securities, LLC Call 01/17/25 USD 150.000 262 USD 3,632,630 96,104 (140,781)
Yum! Brands, Inc.
Wells Fargo
Securities, LLC Call 01/17/25 USD 150.000 112 USD 1,552,880 42,792 (60,181)

PORTFOLIO OF INVESTMENTS
as of March 31, 2024 (Unaudited) (continued)

VY
®
T. Rowe Price
Capital Appreciation Portfolio
Description Counterparty
Put/
Call
Expiration
Date
Exercise
Price
Number of
Contracts
Notional
Amount
Premiums
Received Fair Value
Yum! Brands, Inc.
Wells Fargo
Securities, LLC Call 01/17/25 USD 150.000 173 USD 2,398,645 $ 42,067 $ (92,959)
Yum! Brands, Inc.
Wells Fargo
Securities, LLC Call 01/17/25 USD 150.000 124 USD 1,719,260 29,255 (66,629)
Yum! Brands, Inc.
Wells Fargo
Securities, LLC Call 01/17/25 USD 150.000 67 USD 928,955 13,502 (36,001)
Yum! Brands, Inc.
Wells Fargo
Securities, LLC Call 01/17/25 USD 150.000 47 USD 651,655 10,460 (25,255)
$ 16,155,575 $ (26,280,277)
Currency Abbreviations:
USD
—
United States Dollar
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation $ 1,158,829,007
Gross Unrealized Depreciation (129,379,246)
Net Unrealized Appreciation $ 1,029,449,761